  U.S. Securities and Exchange Commission

                             Washington, D.C. 20549

                                  FORM N-23C-3

                        Notification of Repurchase Offer

                    PURSUANT TO RULE 23C-3 (17 CFR 270.23C-3)

1.    Investment Company Act File Number         Date of Notification

             811-21306                          June 3, 2013

2.    Exact name of investment company as specified in registration statement:

                          FRANKLIN MUTUAL RECOVERY FUND

3.    Address of principal executive office: (number, street, city,

      state, zip code)

          101 John F. Kennedy Parkway, Short Hills, NJ  07078-2702

4.    Check one of the following:

A.   [X]  The notification pertains to a periodic repurchase

                offer under paragraph (b) of rule 23c-3.

      B.   [ ]  The notification pertains to a discretionary repurchase offer under paragraph (c) of rule 23c-3.

      C.   [ ]  The notification pertains to a periodic repurchase

                offer under paragraph (b) of rule 23c-3 and a

                discretionary repurchase offer under paragraph (c) of

rule 23c-3.

By

                              /s/ Peter A. Langerman

                                Peter A. Langerman

                                   President

                                    (Title)

00096725

FRANKLIN TEMPLETON
INVESTMENTS

Franklin Templeton
Investor Services, LLC
100 Fountain Parkway
St. Petersburg, FL 33716-1205
tel 800/632.2301
franklintempleton.com

June 3, 2013

Dear Valued Shareholder:

I am writing to inform you about the next quarterly repurchase offer of the Mutual Recovery Fund ("Fund") that begins June 3, 2013, and ends June 28, 2013, at 1:00 p.m. Pacific Time (the Repurchase Request Deadline) as described in the enclosed *Repurchase Offer Request Form*. The Fund's repurchase offer (or "tender offer") is for cash up to 15% of its outstanding shares.

The purpose of this repurchase offer is to provide the Fund's shareholders with a way to sell their shares at the net asset value (NAV) of the appropriate share class. Shares may normally be repurchased by the Fund only during one of the Fund's regular quarterly repurchase offers.

If you would like to sell shares of the Fund this quarter, we must *receive* a telephone or online redemption request (if eligible), the properly completed *Repurchase Offer Request Form*, or a *Notice of Guaranteed Delivery* by the Repurchase Request Deadline. All requests for repurchase of shares during this period will be processed after that time.

You may sell your shares at NAV on the Repurchase Pricing Date, subject to the terms of the repurchase offer, if you do one of the following by the deadline:

1. Ask your financial advisor to make the repurchase request for you through his/her affiliated securities firm.
2. Make a telephone or online redemption request. Generally, requests to tender shares with a value of $100,000 or less may be made over the phone or online provided you do not hold share certificates and you have not changed your address within the last 15 days.
3. Complete the enclosed *Repurchase Offer Request Form* and return it (with related share certificates you have, if any) to arrive at Franklin Templeton Investor Services, LLC ("Investor Services") by the deadline.[1]
4. Complete and submit a *Notice of Guaranteed Delivery* by the deadline and send follow-up documents as described in the *Repurchase Offer Request Form*.[1]

If you do not want to sell your shares, simply disregard this letter. We will contact you again next quarter.

If you have any questions, please contact your financial advisor, refer to the enclosed *Repurchase Offer Request Form* or call Shareholder Services at (800) 632-2301.

Sincerely,

Franklin Templeton Investor Services, LLC

Bethany S. Hendricks

Bethany S. Hendricks
Vice President

continued on reverse

1. If you have an FTB&T employer sponsored retirement plan account and wish to take a distribution by selling shares, **you must complete a distribution request form and send it with the completed *Repurchase Offer Request Form*.** The distribution request form must contain all necessary signatures and must be received in advance of the Repurchase Request Deadline. Please contact Franklin Templeton Retirement Services at (800) 527-2020 for a distribution request form and further instructions.

Important Information about Tendering Your Mutual Recovery Fund Shares

The repurchase offer is not on a first-come, first-served basis, so you may make an online or telephone redemption request (if eligible) or submit the necessary forms to have your shares repurchased at any time up until the Repurchase Request Deadline. You have until the deadline to withdraw your request for repurchase or change the number of shares you are tendering.

All classes of fund shares are considered a single class in allocating repurchases under each repurchase offer. This means that if shares are repurchased on a pro rata basis, the number of repurchased shares of a given class may not amount to the percentage of the Fund's outstanding shares represented by the outstanding shares of such class.

The Fund will not charge you a fee to repurchase your shares. However, Class C shares and certain Class A shares that you held for less than 18 months are subject to a 1% early withdrawal charge; Class B shares are subject to an early withdrawal charge of 4% on shares tendered within the first year of purchase and declining over the years to 1% on shares tendered within six years and 0% on shares tendered after six years. The Fund's prospectus describes the early withdrawal charge for each class of shares and the various circumstances in which the charge, or a waiver of the charge, applies. If a waiver applies to you, please indicate the basis for the waiver on the *Repurchase Offer Request Form* that you complete and submit to have your shares repurchased.

You may make a repurchase request in one of the following ways, depending on how your shares are recorded for purposes of ownership and other circumstances:

How You Own Your Shares	What to Do	What to Submit	Where to Send Your Form and/or Certificates
You own shares in your own name in an account directly with the Fund, and there is time for Franklin Templeton Investor Services, LLC (Investor Services) to receive an online or telephone redemption request (if you're eligible), or completed forms by the deadline.	If eligible, log in to franklintempleton.com to request an online redemption. OR If eligible, call (800) 632-2301 to request a telephone redemption. OR Complete, sign and mail the *Repurchase Offer Request Form.*	Normally, share certificates are not issued, and you will not have received any. However, if you do hold share certificate(s), you must submit them, properly endorsed, for the shares you want the Fund to repurchase.	Mail to: Franklin Templeton Investor Services, LLC P.O. Box 33030 St. Petersburg, FL 33733-8030
You own shares in your own name in an account directly with the Fund, and there is not time for Investor Services to receive, by the deadline, completed forms and other documents that will be provided to you.	If eligible, log in to franklintempleton.com to request an online redemption. OR If eligible, call (800) 632-2301 to request a telephone redemption. OR Contact your financial advisor or Franklin Templeton for a *Notice of Guaranteed Delivery* form. Complete, sign and deliver this form, in person, to a Franklin Templeton Customer Service Center, or send it overnight mail. This notice must be signed by a brokerage firm or financial institution that is a member of a securities-approved medallion program. This signed notice is the only document that must reach Investor Services by the deadline.	Within five New York Stock Exchange trading days after Investor Services receives the *Notice of Guaranteed Delivery*, Investor Services must receive your completed *Repurchase Offer Request Form* and accompanying documents described in this letter, including, if applicable, any share certificate(s) you hold, properly endorsed, for shares you want the Fund to repurchase.	Deliver in person to a Franklin Templeton Customer Service Center. OR Send it overnight mail to: Franklin Templeton Investor Services, LLC 100 Fountain Parkway St. Petersburg, FL 33716-1205
You own shares through an account or plan with a brokerage firm or other financial institution.	Complete the repurchase form(s) you receive from the brokerage firm or financial institution.	If applicable, any share certificate(s) you hold, properly endorsed, for shares you want the Fund to repurchase.	Mail or deliver to your brokerage firm or financial institution.

471 LSHTO 06/13

471 FRO 04/13

00096726

FRANKLIN TEMPLETON INVESTMENTS

MUTUAL RECOVERY FUND

REPURCHASE OFFER REQUEST FORM

If you choose to tender your shares at this time:	Return to:
• You may be eligible for telephone/online redemptions if your request to tender is for a value of $100,000 or less. Please contact your financial advisor or Franklin Templeton for more information. **or** • Complete this form and return it to us.	Franklin Templeton Investor Services, LLC PO Box 33030 St. Petersburg, FL 33733-8030 **Overnight Delivery/Certified or Registered Mail:** Franklin Templeton Investor Services, LLC 100 Fountain Parkway St. Petersburg, FL 33716-1205

TO: MUTUAL RECOVERY FUND

Please repurchase the shares designated below at a price equal to their net asset value per share on the Repurchase Pricing Date (as defined on page 4). By asking Mutual Recovery Fund (Fund) to repurchase shares, I(we) accept the Fund's repurchase offer as provided in this form, the accompanying cover letter and the Fund's prospectus.

REGISTERED SHAREHOLDER(S) (Please print names exactly as registered.)

Print name ____________________ Daytime phone number ____________________

Print name ____________________ Account number ____________________

Print name ____________________

SHARES TENDERED (Please check and complete one.)

Partial tender	☐	Please repurchase __________ shares from my(our) account.
Full tender	☐	Please repurchase all shares from my(our) account.
Dollar amount	☐	Please repurchase enough shares from my(our) account to net $__________, after early withdrawal charges, if any.
Exchange	☐	Please exchange enough shares from my(our) account for shares to net $__________ and purchase shares of ______________________________ Fund. **and/or** Please exchange __________ shares from my(our) account for shares of ______________________________ Fund. [By checking the Exchange option, I(we) certify receipt of a current prospectus for such fund(s).]

A shareholder who holds shares through a broker-dealer, commercial bank, trust company or other nominee must instruct such broker or other nominee to effect the repurchase on his or her behalf and should not submit this form to Franklin Templeton Investor Services, LLC ("Investor Services"). An advisor or other nominee may charge a fee for processing the transaction on the tendering shareholder's behalf.

SHARE CERTIFICATES (if any). If you are tendering shares represented by certificates, you must include the properly endorsed certificates with this form and list them below. Any shares represented by certificates that are not delivered with this form will be excluded from the shares repurchased.

Certificate number(s)/Issue date	Number of shares represented by share certificate(s)	Number of shares tendered*

***Partial Tenders.** If you desire to tender fewer than all shares evidenced by a share certificate listed above, please indicate the number of shares you wish to tender. A new share certificate for the untendered shares will be sent, without expense, to the person(s) signing this form as soon as possible after the deadline to submit this form. All shares represented by share certificate(s) delivered to Investor Services will be deemed to have been tendered unless otherwise indicated.

Questions? Please call your financial advisor or Franklin Templeton at **(800) 632-2301**. | 1

☐ Check this box if you would like to credit your book entry account with any certificated shares accompanying this form that either are not tendered or are not accepted for repurchase.

If the share certificates are registered in the name of a person other than the undersigned, or if payment is to be made to, or share certificates for unpurchased shares are to be issued or returned to a person other than the registered shareholder(s), then the tendered certificates must be endorsed or accompanied by appropriate stock powers, signed exactly as the registered shareholder name(s) appear(s) on the share certificates, with the signature(s) on the share certificates or stock powers guaranteed by an eligible institution (described on page 3).

If your share certificate(s) has been lost or destroyed, please contact Franklin Templeton as soon as possible. The time it takes to replace your share certificate(s) or credit your book entry account for the missing shares may make it impossible to meet the deadline to have your shares repurchased in this current repurchase offer.

SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS

The check will be issued in the name of the registered shareholder(s) and mailed to the address of record unless special payment and delivery instructions are given. The undersigned recognizes that the Fund has no obligation pursuant to the special payment and delivery instructions to transfer any shares from the name of the registered shareholder(s) thereof if the Fund does not accept for payment any of the shares tendered hereby.

If special payment or delivery is required, please provide instructions below and a signature guarantee on page 3.

Issue	☐ Check to:	Name:
	☐ Share certificate	Address:
Mail	☐ Check to:	Name:
	☐ Share certificate	Address:
Electronic funds transfer	☐ My bank information is already on file at Franklin Templeton.	

EARLY WITHDRAWAL CHARGE WAIVER (IF APPLICABLE)

☐ Check this box if your shares were purchased subject to a waiver of the early withdrawal charge, for example, shares purchased through dividend or capital gain distributions from any Franklin Templeton fund (Class A, Advisor Class or Class Z only); shares purchased by officers, trustees, directors and full-time employees of Franklin Templeton Investments and their family members; or shares purchased with annuity payments received under an annuity option or from death benefit proceeds, under certain circumstances. Refer to details in a current fund prospectus or Statement of Additional Information (SAI).

State the basis for such waiver of the early withdrawal charge: ____________________

____

NOTICE OF GUARANTEED DELIVERY

If your share certificates are not immediately available or time will not permit all required documents to reach Investor Services by the repurchase request deadline, you can still tender your shares for repurchase if you:

- Obtain a *Notice of Guaranteed Delivery* form from your financial advisor or by calling Franklin Templeton;
- Complete the notice and have it executed by, and sent to Investor Services through, an eligible institution (described on page 3);
- Ensure Investor Services receives, by the repurchase request deadline, the properly completed and executed *Notice of Guaranteed Delivery* form; and
- Ensure the share certificate(s), if any, for all tendered shares for transfer, together with a properly completed and duly executed *Repurchase Offer Request Form*, are received in proper form by Investor Services within five New York Stock Exchange trading days after the date Investor Services receives the *Notice of Guaranteed Delivery* form.

The *Notice of Guaranteed Delivery* form is not intended for shareholders whose share certificates have been lost or destroyed.

2 | **Questions?** Please call your financial advisor or Franklin Templeton at **(800) 632-2301**.

Eligible institutions for *Notice of Guaranteed Delivery* and signature guarantees include a brokerage firm or financial institution that is a member of a SEC-approved medallion program, such as Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program or New York Stock Exchange, Inc. Medallion Signature Program.

☐ Check this box if shares are being delivered pursuant to a *Notice of Guaranteed Delivery* previously sent to Investor Services by an eligible institution and complete the following:

Name(s) of registered shareholder(s) ______________________________

Date of execution of *Notice of Guaranteed Delivery* ______________________________

Name of eligible institution which guaranteed delivery ______________________________

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

- Your signature(s) below must correspond exactly with the name(s) in which the shares are registered.
- If the shares are held by two or more joint account holders, all must sign.
- If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officer of a corporation, authorized official of the custodian of an IRA account or others acting in a fiduciary or representative capacity, they must so indicate when signing and submit proper evidence satisfactory to the Fund of their authority to so act.
- If the shares are held in an individual or employer-sponsored retirement plan, plan distribution requirements may not be met due to the Fund's restrictions on tender offers, potentially resulting in additional taxes and penalties for which the undersigned assumes full responsibility.

IN THE FOLLOWING CASES, ALL SIGNATURES MUST BE GUARANTEED BY AN ELIGIBLE INSTITUTION AS DEFINED ABOVE:

- The proceeds for the tendered shares will amount to $100,000 or more,
- The *Repurchase Offer Request Form* is signed by an agent rather than the registered shareholder(s) of the shares tendered with the form,
- The proceeds for tendered shares are to be sent to a payee other than the registered owner(s) of such shares,
- The proceeds for the tendered shares are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account, or
- The Fund believes a signature guarantee would protect the Fund against potential claims based on the instructions received.

Please Note: Additionally, we may require all signatures be guaranteed if the proceeds for the tendered shares are to be sent to 1). a bank account that was added or changed on your account without a signature guarantee within the last 15 days; or 2). your address that was changed without a signature guarantee within the last 15 days.

SIGNATURE(S) OF ALL SHAREHOLDER(S): (Please sign exactly as registered.)

____
Date

x ______________________________
Signature | Print name | Capacity (if applicable)

x ______________________________
Signature | Print name | Capacity (if applicable)

x ______________________________
Signature | Print name | Capacity (if applicable)

____
Tax Identification Number or Social Security Number

____
Signature guaranteed by

Questions? Please call your financial advisor or Franklin Templeton at **(800) 632-2301**. | 3

ADDITIONAL TERMS AND CONDITIONS OF REPURCHASE OFFER AND TENDER OF SHARES

This repurchase offer (the "Offer") of Mutual Recovery Fund (the "Fund") and acceptance of the Offer by tender of shares of the Fund are made upon the terms and conditions stated in this Repurchase Offer Request Form and the Fund's prospectus and SAI.

1. THE OFFER. The Fund is offering to repurchase for cash up to the percentage set forth in the accompanying cover letter of its issued and outstanding shares of beneficial interest ("Shares") on the Repurchase Request Deadline (defined below) at a price equal to the net asset value ("NAV") as of the close of the New York Stock Exchange ("NYSE") on the Repurchase Pricing Date (defined below) less any applicable early withdrawal charge (described below). The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. REPURCHASE REQUEST DEADLINE. The Offer will expire on the date set forth in the accompanying cover letter to shareholders which is the Repurchase Request Deadline. All requests for repurchase of Shares or Notice of Guaranteed Delivery forms MUST be received in proper form by the Fund on or before the Repurchase Request Deadline.

3. REPURCHASE PRICING DATE. The NAV for the repurchase must be determined no later than 14 days after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.

4. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the Repurchase Pricing Date.

5. NO REPURCHASE FEE; EARLY WITHDRAWAL CHARGE. The Fund will not impose a repurchase fee for repurchases related to the Offer. An early withdrawal charge may be imposed on those Shares accepted for repurchase that have been held for less than 18 months, unless a waiver of such charge applies and the shareholder indicates the basis for the waiver on this form. Please check your share holdings and the Fund's prospectus.

6. NET ASSET VALUE. The shareholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the date of the shareholder's repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. There can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the date of the shareholder's repurchase request or the Repurchase Request Deadline. Please call Franklin Templeton for current NAV information.

7. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASE. If shareholders tender for repurchase more Shares than the Fund is offering to repurchase (the "Offer Amount"), the Fund may (but is not obligated to) increase the amount repurchased by up to 2% of the Fund's outstanding Shares on the Repurchase Request Deadline. If Fund shareholders tender more Shares than the Fund decides to repurchase, whether the Offer Amount or the Offer Amount plus the 2% extra, the Fund will purchase the Shares tendered on a pro rata basis, rounded down to the nearest full share. The Fund may, however, in its discretion accept all Shares tendered by persons who own, beneficially or of record, an aggregate of less than 100 Shares and who tender all of their Shares, before prorating the Shares tendered by other persons. If the Fund determines that Shares will be repurchased on a pro rata basis, there may be a delay in payment because of the difficulty in determining the precise number of Shares validly tendered. The Fund will not pay for Shares until the final proration factor is known, but not later than seven days after the Repurchase Pricing Date.

8. WITHDRAWAL OF REQUEST FOR REPURCHASE. Shareholders may withdraw all or some of their Shares tendered pursuant to the Offer at any time prior to the Repurchase Request Deadline. Shareholders whose accounts are maintained through a broker, dealer, commercial bank, trust company or other nominee should notify such nominee in sufficient time to ensure timely withdrawal or modification of their tenders. Shareholders whose Shares are registered in their own name must submit written notice of such withdrawal or modification (the "Change Notice") to Investor Services. To be effective, a Change Notice must be timely received by Investor Services. Any Change Notice must specify the name of the person who tendered the Shares to be withdrawn, the number of Shares to be withdrawn and the name of the registered holder if different from that of the person who tendered such Shares. If Share certificates representing such Shares have been delivered or otherwise identified to Investor Services, the tendering shareholder must also submit the Share certificate numbers shown on the particular Share certificates evidencing such Shares, and the signature on the Change Notice must be guaranteed by an Eligible Institution (defined above), except in the case of Shares tendered by an Eligible Institution.

9. SUSPENSION OR POSTPONEMENT OF OFFER. The Fund may not suspend or postpone the Offer except by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund, the Fund's investment advisor or its affiliates (as defined in the Investment Company Act of 1940, as amended) and only: (A) if the repurchases would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; (B) for any period during which the NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine its NAV; or (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. If the Offer is suspended or postponed, the Fund will notify shareholders. If the Fund suspends or postpones the Offer, the NAV for the Shares tendered will be determined as of the close of the NYSE on an extended Repurchase Pricing Date. During any such extension, all Shares previously tendered and not purchased or withdrawn will remain subject to the Offer. If the Fund renews the Offer, it will send a new notification to all shareholders.

10. TAX CONSEQUENCES. Shareholders should review the tax information in the Fund's prospectus and SAI. Shareholders should also consult their tax advisors regarding the specific tax consequences, including the state, local or foreign tax consequences, of participating in the repurchase. Under federal income tax laws, Investor Services may be required to withhold 28% of the amount of any payment made to certain shareholders pursuant to the Offer. To avoid such backup withholding, each tendering shareholder must provide Investor Services with the shareholder's correct taxpayer identification number ("TIN") by completing the Substitute Form W-9 in the account application for Shares. In general, if a shareholder is an individual, the TIN is the Social Security number of such individual. If Investor Services is not provided with the correct TIN, the shareholder may be subject to a penalty imposed by the Internal Revenue Service.

11. DOCUMENTS IN PROPER FORM. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined to be inappropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholders. The Fund's interpretations of the terms and conditions of the Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

NEITHER THE FUND, FRANKLIN MUTUAL ADVISERS, LLC (THE FUND'S INVESTMENT ADVISOR), FRANKLIN TEMPLETON SERVICES, INC. (THE FUND'S ADMINISTRATOR), INVESTOR SERVICES, NOR ANY OTHER PERSON IS OR WILL BE OBLIGATED TO GIVE NOTICE OF ANY DEFECTS OR IRREGULARITIES IN TENDERS, NOR SHALL ANY OF THEM INCUR ANY LIABILITY FOR FAILURE TO GIVE ANY SUCH NOTICE.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN OR IN THE PROSPECTUS, SAI OR ACCOUNT APPLICATION. IF GIVEN OR MADE, SUCH RECOMMENDATION AND SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

FOR PER SHARE NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, CALL YOUR FINANCIAL ADVISOR OR FRANKLIN TEMPLETON.

4 | **Questions?** Please call your financial advisor or Franklin Templeton at **(800) 632-2301**. 471 FRO 04/13